Short-Term Debt and Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Short-Term Debt and Long-Term Liabilities [Abstract]
Schedule of Company’s Funding Liabilities

The following table shows the Company’s funding liabilities to QFL and QF3 at December 31, 2024 and 2023:

	December 31,
	2024	2023
Funding liability – QFL	$-	$1,525,502
Funding liability – QF3	7,634,381	5,800,000
Funding liabilities	$7,634,381	$7,325,502